Description of the Company and Summary of Significant Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Financing Receivable, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 32	$ 37	$ 35
Provision	(9)	(4)	(9)
Utilization	5	8	6
Currency translation adjustment	1	1	1
Allowance for credit losses, end of period	$ 35	$ 32	$ 37